LOANS, 2031 Notes (Details) $ in Thousands		12 Months Ended
	Oct. 11, 2023 USD ($)	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)
Issuance of notes [Abstract]
Net proceeds		$ 585,355,570		$ 77,837,122	$ 41,805,876
2031 Notes [Member]
Issuance of notes [Abstract]
Maximum principal amount	$ 2,000,000,000		$ 1,200,000,000
Additional expiration period	5 years
Principal amount			$ 490,000,000
Interest rate			8.50%
Issuance price			98.712%
Scheduled repayment date		July 24, 2031	July 24, 2031
Percentage of original principal amount payable			100.00%
Interest payment frequency		Semiannual, payable on January 24 and July 24 of each year	Semiannual, payable on January 24 and July 24 of each year
Guarantor		None	None
Net proceeds			$ 483,688,800